Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 1,478,339	$ 1,015,851	$ 696,838	$ 535,171
Other investments	107,313	142,619
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	1,478,339	1,015,851
Short-term and long-term deposits and restricted cash	163,650	16,444
Trade receivables and other assets	212,604	115,918
Short-term and long-term derivative instruments	12,968	27,423
Other investments	107,313	142,619
Maximum exposure to credit risk	$ 1,974,874	$ 1,318,255